SUBSEQUENT EVENTS	6 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE－19 SUBSEQUENT EVENTS

Except as disclosed above and elsewhere, our Company has evaluated all significant events that occurred subsequent to the consolidated balance sheet date and up to the approval of these consolidated financial statements, and conclude that there are no other significant events to report.